Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	$ 7,787	$ 10,703	$ 3,874
Financial assets, FVTPL	1,166	582	605
Financial assets, total	8,953	11,285	4,479
Financial liabilities, amortized cost	1,034	1,148	1,888
Financial liabilities, FVTPL	0	0	0
Financial liabilities, total	1,034	1,148	1,888
Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	374	369	372
Financial assets, FVTPL	0	0	0
Financial assets, total	374	369	372
Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	7,313	10,309	3,259
Financial assets, FVTPL	0	0	0
Financial assets, total	7,313	10,309	3,259
Marketable Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	0	0	0
Financial assets, FVTPL	1,166	582	605
Financial assets, total	1,166	582	605
Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	100	25	243
Financial assets, FVTPL	0	0	0
Financial assets, total	100	25	243
Accounts Payable and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, amortized cost	1,034	1,148	1,888
Financial liabilities, FVTPL	0	0	0
Financial liabilities, total	$ 1,034	$ 1,148	$ 1,888